As filed with the U.S. Securities and Exchange Commission on July 16, 2012

File No. 333-181219

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

RYDEX VARIABLE TRUST

(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

(Name and Address of Agent for Service)

Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006	Donald C. Cacciapaglia 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Amendment to the Registration Statement on Form N-14 of Rydex Variable Trust, filed with the U.S. Securities and Exchange Commission on May 7, 2012 (File No. 333-181219), is being filed to add Exhibit 12 to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C

OTHER INFORMATION

Item 15.	Indemnification:

Rydex Variable Trust (the “Trust” or the “Registrant”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940. The Registrant’s Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a)	no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)	expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant’s Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

(1)(a)	Registrant’s Certificate of Trust, dated June 11, 1998, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(1)(b)	Registrant’s Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(1)(c)	Amendment dated November 21, 2005 to the Registrant’s Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(2)	Registrant’s Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit A to Part A of the Registrant’s Registration Statement on Form N-14 (File No. 333-181219), as filed with the SEC via EDGAR Accession No. 0001193125-12-215456 on May 7, 2012.

(5)	Reference is made to Article VII of the Registrant’s Declaration of Trust dated June 11, 1998, which has been incorporated herein by reference in Exhibit 1(b) to the Registrant’s Registration Statement on Form N-14 (File No. 333-181219), as filed with the SEC via EDGAR Accession No. 0001193125-12-215456 on May 7, 2012.

(6)(a)	Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-12-030658 on April 30, 2012.

(7)(a)	Distribution Agreement dated March 1, 2012 between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-12-030658 on April 30, 2012.

(7)(b)	Form of Investor Services Agreement between the Registrant and Rydex Distributors, LLC is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-12-030658 on April 30, 2012.

(7)(c)	Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-99-015244 on April 16, 1999.

(7)(d)	Amendment dated February 12, 2010 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(8)	Not applicable.

(9)(a)	Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-024090 on April 30, 2010.

(10)	Not applicable.

(11)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued, is incorporated herein by reference to Exhibit 11 of the Registrant’s Registration Statement on Form N-14 (File No. 333-181219), as filed with the SEC via EDGAR Accession No. 0001193125-12-215456 on May 7, 2012.

(12)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(13)(a)	Third Amended and Restated Service Agreement dated August 11, 1998, as amended November 15, 2004, August 29, 2005 and August 28, 2006, between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(13)(b)	Amendment dated February 12, 2010 to the Third Amended and Restated Service Agreement dated August 11, 1998, as amended November 15, 2004, August 29, 2005 and August 28, 2006, between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(13)(c)	Accounting Services Agreement dated August 11, 1998, and as amended, between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC), is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-037424 on October 16, 1998.

(13)(d)	Amendment dated February 12, 2010 to the Accounting Service Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-10-022445 on April 26, 2010.

(13)(e)	Investment Management Agreement dated March 1, 2012 between Rydex Variable Multi-Hedge Strategies CFC and Security Investors, LLC is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-12-030658 on April 30, 2012.

(14)	Consent of Ernst & Young LLP is incorporated herein by reference to Exhibit 14 of the Registrant’s Registration Statement on Form N-14 (File No. 333-181219), as filed with the SEC via EDGAR Accession No. 0001193125-12-215456 on May 7, 2012.

(15)	Not applicable.

(16)	Powers of Attorney dated February 2012 for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Roger Somers, and Donald C. Cacciapaglia are incorporated herein by reference to Exhibit 16 of the Registrant’s Registration Statement on Form N-14 (File No. 333-181219), as filed with the SEC via EDGAR Accession No. 0001193125-12-215456 on May 7, 2012.

(17)(a)	Combined Code of Ethics for Registrant, Security Advisors, LLC (investment adviser) and Rydex Distributors, LLC (principal underwriter), as approved by the Board of Trustees on May 19, 2010, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 101 to Rydex Series Funds’ Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No.. 0000950123-10-069956 on July 30, 2010.

(17)(b)	Prospectus and Statement of Additional Information dated May 1, 2012 are incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-12-030658 on April 30, 2012.

(17)(c)	Annual Report of Independent Registered Public Accounting firm dated December 31, 2011, and audited financial statements, are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0001193125-12-109213 on March 12, 2012.

Item 17.	Undertakings:

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement (No. 333-181219) to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 16th day of July, 2012.

Rydex Variable Trust

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	July 16, 2012
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	July 16, 2012
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	July 16, 2012
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	July 16, 2012
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	July 16, 2012
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	July 16, 2012
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	July 16, 2012
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	July 16, 2012
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	July 16, 2012
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number	Exhibit:
(12)	Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.